Stock-Based Compensation - Schedule of Compensation Based Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Options Outstanding, Beginning Balance	3,941,301	6,145,044	6,785,617
Options Outstanding, Expired or canceled		(2,203,743)	(640,573)
Options Outstanding, Ending Balance	3,941,301	3,941,301	6,145,044
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.78	$ 0.75	$ 0.75
Weighted Average Exercise Price, Expired or canceled		0.70	0.62
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.78	$ 0.78	$ 0.75